UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Four-in-One Index Fund (to be renamed Fidelity Multi-Asset Index Fund effective October 29, 2021)

Semi-Annual Report

August 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

In July 2021, the Fidelity Fixed Income and Asset Allocation Board of Trustees approved a proposal to modify the strategic asset allocation of the fund and its composite benchmark. Specifically, at the end of October, Fidelity will begin making the following changes: (i) modify the U.S./Non-U.S. equity exposure from 70%/30% to 60%/40%; (ii) add emerging markets equities to the international equity exposure; and (iii) add exposure to international bonds and long-term U.S. Treasuries within the bond exposure. At the same time, the fund name will be renamed Fidelity Multi-Asset Index Fund. These enhancements are intended to improve the risk/return and portfolio resiliency by increasing diversification across market cycles.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of August 31, 2021

% of fund's net assets
Fidelity 500 Index Fund	48.0
Fidelity International Index Fund	25.0
Fidelity U.S. Bond Index Fund	15.0
Fidelity Extended Market Index Fund	12.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.0%
International Equity Funds	25.0%
Bond Funds	15.0%

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.0%
	Shares	Value
Fidelity 500 Index Fund (a)	26,734,251	$4,204,495,654
Fidelity Extended Market Index Fund (a)	11,459,501	1,047,856,803
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,677,511,506)		5,252,352,457

International Equity Funds - 25.0%
Fidelity International Index Fund (a)
(Cost $1,571,457,896)	42,993,571	2,187,082,979

Bond Funds - 15.0%
Fidelity U.S. Bond Index Fund (a)
(Cost $1,254,287,705)	107,765,514	1,314,739,276
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,503,257,107)		8,754,174,712
NET OTHER ASSETS (LIABILITIES) - 0.0%		354,629
NET ASSETS - 100%		$8,754,529,341

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity 500 Index Fund	$3,637,645,693	$142,115,390	$252,488,083	$24,655,189	$29,398,169	$647,824,485	$4,204,495,654
Fidelity Extended Market Index Fund	910,694,978	150,952,059	30,169,446	56,017,939	32,560	16,346,652	1,047,856,803
Fidelity International Index Fund	1,897,561,361	148,894,242	60,376,504	4,349,062	1,713,815	199,290,065	2,187,082,979
Fidelity U.S. Bond Index Fund	1,151,640,780	170,910,510	16,183,068	10,574,842	(287,652)	8,658,706	1,314,739,276
Total	$7,597,542,812	$612,872,201	$359,217,101	$95,597,032	$30,856,892	$872,119,908	$8,754,174,712

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$5,252,352,457	$5,252,352,457	$--	$--
International Equity Funds	2,187,082,979	2,187,082,979	--	--
Bond Funds	1,314,739,276	1,314,739,276	--	--
Total Investments in Securities:	$8,754,174,712	$8,754,174,712	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (cost $4,503,257,107) — See accompanying schedule		$8,754,174,712
Cash		243,808
Receivable for investments sold		37,154,845
Receivable for fund shares sold		6,768,368
Receivable from investment adviser for expense reductions		143,557
Total assets		8,798,485,290
Liabilities
Payable for investments purchased	$40,522,898
Payable for fund shares redeemed	2,712,846
Accrued management fee	720,205
Total liabilities		43,955,949
Net Assets		$8,754,529,341
Net Assets consist of:
Paid in capital		$4,409,346,962
Total accumulated earnings (loss)		4,345,182,379
Net Assets		$8,754,529,341
Net Asset Value, offering price and redemption price per share ($8,754,529,341 ÷ 138,511,849 shares)		$63.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Income distributions from underlying funds		$40,372,788
Expenses
Management fee	$4,117,703
Independent trustees' fees and expenses	10,417
Total expenses before reductions	4,128,120
Expense reductions	(827,836)
Total expenses after reductions		3,300,284
Net investment income (loss)		37,072,504
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	30,856,892
Capital gain distributions from underlying funds	55,224,244
Total net realized gain (loss)		86,081,136
Change in net unrealized appreciation (depreciation) on underlying funds		872,119,908
Net gain (loss)		958,201,044
Net increase (decrease) in net assets resulting from operations		$995,273,548

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,072,504	$115,194,093
Net realized gain (loss)	86,081,136	134,848,225
Change in net unrealized appreciation (depreciation)	872,119,908	1,351,005,142
Net increase (decrease) in net assets resulting from operations	995,273,548	1,601,047,460
Distributions to shareholders	(49,390,672)	(209,741,662)
Share transactions
Proceeds from sales of shares	534,817,496	725,530,509
Reinvestment of distributions	46,463,943	196,892,346
Cost of shares redeemed	(370,529,382)	(1,162,588,119)
Net increase (decrease) in net assets resulting from share transactions	210,752,057	(240,165,264)
Total increase (decrease) in net assets	1,156,634,933	1,151,140,534
Net Assets
Beginning of period	7,597,894,408	6,446,753,874
End of period	$8,754,529,341	$7,597,894,408
Other Information
Shares
Sold	8,919,387	14,641,545
Issued in reinvestment of distributions	786,991	3,670,589
Redeemed	(6,163,594)	(24,707,007)
Net increase (decrease)	3,542,784	(6,394,873)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Four-in-One Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$56.29	$45.60	$44.37	$44.65	$39.99	$34.26
Income from Investment Operations
Net investment income (loss)B	.27	.86	1.09	.91	.85	.82
Net realized and unrealized gain (loss)	7.00	11.42	1.59	(.02)	4.92	5.87
Total from investment operations	7.27	12.28	2.68	.89	5.77	6.69
Distributions from net investment income	(.02)	(.88)	(1.10)	(.91)	(.83)	(.80)
Distributions from net realized gain	(.35)	(.70)	(.35)	(.26)	(.28)	(.16)
Total distributions	(.36)C	(1.59)C	(1.45)	(1.17)	(1.11)	(.96)
Net asset value, end of period	$63.20	$56.29	$45.60	$44.37	$44.65	$39.99
Total ReturnD,E	12.97%	27.10%	5.88%	2.24%	14.51%	19.68%
Ratios to Average Net AssetsF
Expenses before reductions	.10%G	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.08%G	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%G	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.90%G	1.73%	2.32%	2.04%	1.99%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$8,754,529	$7,597,894	$6,446,754	$5,985,281	$5,937,019	$4,797,672
Portfolio turnover rateH	9%G	16%	11%	12%	6%	10%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Fidelity Four-in-One Index Fund (the Fund) is a fund of Fidelity Aberdeen Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Geode Capital Management, LLC serves as sub-adviser for the underlying stock funds.

In July 2021, the Board of Trustees approved a change in the name of the Fund to Fidelity Multi-Asset Index Fund effective October 29, 2021.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,229,985,701
Gross unrealized depreciation	(7,597,359)
Net unrealized appreciation (depreciation)	$4,222,388,342
Tax cost	$4,531,786,370

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Four-in-One Index Fund	612,872,201	359,217,101

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services. For these services the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .10% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .08% of average net assets. This reimbursement will remain in place through June 30, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $827,738.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $98.

6. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

7. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Fidelity Four-in-One Index Fund	.08%
Actual		$1,000.00	$1,129.70	$.43
Hypothetical-C		$1,000.00	$1,024.80	$.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

IDV-SANN-1021
1.728266.122

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 21, 2021